MANDATORILY REDEEMABLE NONCONTROLLING INTEREST - Key assumptions used in determination of fair value (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Measurement input		0.1900
Bond yields | Maximum
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Measurement input	0.0737
Bond yields | Minimum
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Measurement input	0.0674
Expected terms | Maximum
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Measurement input	1.86
Expected terms | Minimum
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Measurement input	0.33